Schedule of future minimum lease payments under non-cancellable operating lease agreements (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Leases
2025	$ 85,902	$ 112,144
2025	17,763	23,189
Total future minimum lease payments	103,665	135,333
Less imputed interest	(2,672)	(3,488)
Present value of operating lease liabilities	100,993	131,845	$ 218,146
Less: current portion	(83,603)	(109,142)	(132,786)
Long-term portion	$ 17,390	$ 22,703	$ 85,360